BIOLOGICAL ASSETS - Disclosure of detailed information about Impact on fair value if 10% increase decrease in each input (Details) - Cannabis Plants [Member]	12 Months Ended
	Dec. 31, 2020 CAD_per_gram Gram	Dec. 31, 2019 CAD_per_gram Gram
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	6.01	3.39
Average post-harvest costs per gram of dried cannabis (in CAD)	0.83	0.73
Attrition rate	5.00%	6.00%
Average yield per plant (in grams) | Gram	54	94
Average stage of growth	4.00%	5.00%
10% change [Member]
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	8.86	6.20
Average post-harvest costs per gram of dried cannabis (in CAD)	1.23	0.90
Attrition rate	0.43%	0.40%
Average yield per plant (in grams) | Gram	7.64	5.2
Average stage of growth	7.64%	5.20%